Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) [Line Items]
Profit or loss before income tax	$ (132,210)	$ 930,459
HONG KONG
Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) [Line Items]
Profit or loss before income tax	1,052,275	929,508
Other Jurisdictions [Member]
Income Taxes - Schedule of Profit or Loss Before Income Tax (Details) [Line Items]
Profit or loss before income tax	$ 1,184,485	$ 951